Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Aggregate amortization of acquired intangibles

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$1,042	$1,042	$1,042	$1,042	$1,042	$ —	$5,210
Port terminal operating rights	930	930	930	930	930	22,948	27,598
Customer relationships	1,775	1,775	1,775	1,775	1,775	17,742	26,617

Total	$3,747	$3,747	$3,747	$3,747	$3,747	$40,690	$59,425

INTANGIBLE ASSETS OTHER THAN GOODWILL CURRENT YEAR [Table Text Block]

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$10,420	$(5,210)	$5,210
Port terminal operating rights	34,060	(6,462	)27,598
Customer relationships	36,120	(9,503	)26,617
Favorable lease terms	3,780	(3,780	)—

Total intangible assets	$84,380	$(24,955)	$59,425

December 31, 2011	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2011
Trade name	$10,420	$(4,168)	$6,252
Port terminal operating rights	34,060	(5,533	)28,527
Customer relationships	36,120	(7,728	)28,392
Favorable lease terms	3,780	(3,088	)692

Total intangible assets	$84,380	$(20,517)	$63,863